Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Total	¥ 1,840,250	¥ 1,038,893
Less: Accumulated depreciation	(359,329)	(239,578)
Net book value	1,480,921	799,315		$ 213,481
Depreciation expenses	175,636	91,471	¥ 34,360
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	1,172,236	519,309
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	463,461	364,136
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	7,173	8,029
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	19,008	15,140
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	138,463	109,452
Software [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 39,909	¥ 22,827